Summary of Significant Accounting Policies - Additional Information1 (Details)	Dec. 31, 2020
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01
Summary Of Significant Accounting Policies [Line Items]
Revenue, performance obligation percentage	11.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-01-01
Summary Of Significant Accounting Policies [Line Items]
Revenue, performance obligation percentage	47.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	4 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2026-01-01
Summary Of Significant Accounting Policies [Line Items]
Revenue, performance obligation percentage	42.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	0 years